INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 8,704	€ 6,162
Liberty Media
Disclosure of information about unconsolidated subsidiaries [line items]
Other securities and financial assets	€ 7,674	€ 5,142